Inventories	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Inventory Disclosure [Abstract]
Inventories Disclosure
INVENTORIES
Inventories consisted of the following (in millions):

	June 30,	December 31,
	2013	2012
Convenience store merchandise	$110	$111
Motor fuel (at LIFO)	51	56
Supplies	2	1
Inventories	$163	$168
As of June 30, 2013 and December 31, 2012, the replacement cost (market value) of motor fuel inventories exceeded their LIFO carrying amounts by approximately $55 million and $56 million, respectively.

INVENTORIES
Inventories consisted of the following (in millions):

	December 31,
	2012	2011
Convenience store merchandise	$111	$104
Motor fuel (at LIFO)	56	54
Supplies	1	1
Inventories	$168	$159
As of December 31, 2012 and 2011, the replacement cost (market value) of motor fuel inventories exceeded their LIFO carrying amounts by approximately $56 million and $56 million, respectively.